BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Transaction with Uber (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions							12 Months Ended
	Dec. 21, 2021 RUB (₽)	Dec. 21, 2021 USD ($)	Sep. 08, 2021 RUB (₽)	Sep. 07, 2021 RUB (₽)	Sep. 07, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Apr. 30, 2023	Aug. 30, 2021 ₽ / shares
Business Acquisition [Line Items]
Total cash consideration for the acquisition							₽ 1,031	₽ 8,921
Employees Member | MLU B.V
Business Acquisition [Line Items]
Ownership interest (percentage)						71.00%				71.00%
Percentage of ownership based on total number of outstanding shares						70.20%				70.20%
Yandex Self Driving Group B.V. | UBER
Business Acquisition [Line Items]
Total cash consideration for the acquisition				₽ 58,363	$ 800
Cash paid on closing the deal	₽ 14,859	$ 200
Reduced amount of non-controlling interest								6,241
Reduced amount of Additional paid-in capital								₽ 67,205
Earnings are allocated to the noncontrolling interest			₽ 0
Yandex Self Driving Group B.V. | UBER | MLU B.V
Business Acquisition [Line Items]
Total cash consideration for the acquisition | $						$ 1,000
Percentage of share capital of acquired company transferred						4.50%				4.50%
Percentage on total number of outstanding shares						4.60%				4.60%
Newly Restructured MLU
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)									29.00%
Newly Restructured MLU | MLU B.V
Business Acquisition [Line Items]
Remaining percentage of voting interest that call option can acquire						29.00%				29.00%
Interest ownership percentage based on total shares outstanding percentage that the call option can acquire						29.80%				29.80%
Call option initial exercise price | (per share)						$ 1,811				₽ 132,119
Newly Restructured MLU | MLU B.V | Options exercised in September 2023
Business Acquisition [Line Items]
Call option exercise price increase | (per share)						$ 2,005				₽ 146,272